Schedule of Trade Receivables (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Open accounts *	[1]	₪ 14,532	₪ 9,602
Credit cards receivable		3,788	3,414
Provision for doubtful debts		(913)	(550)
Trade receivables		₪ 17,407	₪ 12,466

[1]	For additional information, please see Note 12A(2) regarding factoring.